Patient Fees Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Patient Fees Receivable
Schedule of patient fees receivable

	Unaudited
	September 30, 2021	December 31, 2020
Total Receivables: Gross	$2,098,575	$662,526
Less: Contractual Allowances	(1,799,004)	(302,137)
Receivables Net of Contractual Allowances	299,571	360,389

Commercial	129,742	203,201
Medicare / Medicaid	147,635	109,996
Self Pay	22,194	47,192
Receivables Net of Contractual Allowances	$299,571	$360,389

	2019	2020
Total Receivables: Gross	$672,846	$1,041,300
Less: Contractual Allowances	(201,439)	(791,837)
Receivables Net of Contractual Allowances	471,407	249,463
Commercial	205,000	85,504
Medicare / Medicaid	222,992	116,221
Self Pay	43,414	47,739
Receivables Net of Contractual Allowances	$471,406	$249,464